CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended
	Sep. 28, 2012 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 07, 2012 Predecessor [Member]
Cash Flows from Operating Activities:
Net (loss) income	$ (24,714)	$ (7,514)	$ 12,824
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,367	37,583	17,707
Amortization of deferred lease incentive obligation	(40)	(633)	(561)
Amortization of deferred debt financing costs	260	2,836	985
Amortization of OpCo Notes fair value adjustment	(189)	(2,342)	0
Loss on extinguishment of debt, net	0	0	2,214
Share-based compensation	7,013	3,933	15,169
Excess tax benefits from share-based compensation	0	0	(1,083)
Deferred income taxes	4,432	(13,038)	7,789
Provision for doubtful accounts	59	1,816	1,285
Gain on disposal of property and equipment	(1)	(1)	(125)
Other	(6)	(300)	(494)
Changes in assets and liabilities:
Accounts receivable - trade	2,128	(29,927)	(29,986)
Inventories	(6,208)	(11,768)	5,631
Prepaid expenses and other current assets	(1,723)	(830)	964
Other assets	0	(91)	38
Accounts payable	7,347	10,650	(12,415)
Accrued expenses and other current liabilities	(9,569)	17,525	8,797
Accrued interest	3,603	(2,026)	3,879
Income taxes	(14,112)	5,899	(7,652)
Other liabilities	(23)	(226)	(12)
Net cash provided by (used in) operating activities	(29,376)	11,546	24,954
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	0	0
Purchases of property and equipment, net	(1,294)	(14,415)	(11,966)
Purchase of business, net of cash acquired	0	0	(3,278)
Net cash used in investing activities	(827,011)	(14,415)	(15,244)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	0	0
Increase (decrease) in purchase card payable, net	2,819	1,845	(3,840)
Proceeds from issuance of HoldCo Notes	365,000	0	0
Proceeds from ABL Facility	80,000	104,000	0
Payments on ABL Facility	(11,000)	(111,500)	0
Payment of debt financing costs	(26,346)	(228)	(355)
Payments on capital lease obligations	(46)	(399)	(456)
Proceeds from issuance of common stock	0	800	0
Proceeds from stock options exercised	0	0	5,678
Excess tax benefits from share-based compensation	0	0	1,083
Purchases of treasury stock	0	0	(1,450)
Net cash provided by (used in) financing activities	761,313	(5,482)	660
Effect of exchange rate changes on cash and cash equivalents	(19)	(128)	133
Net (decrease) increase in cash and cash equivalents	(95,093)	(8,479)	10,503
Cash and cash equivalents at beginning of period	107,602	17,505	97,099
Cash and cash equivalents at end of period	12,509	9,026	107,602
Cash paid (received) during the period for:
Interest	0	48,714	11,663
Income taxes, net of refunds	442	(313)	7,714
Non-cash equity contribution from shareholders	23,648	0	0
Contingent consideration associated with purchase of business	$ 0	$ 0	$ 300